Note 21 - Changes in Equity - Net Income Reserves (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Balance	R$ 46,651.3	R$ 50,333.7	R$ 43,644.7
Interest on own capital	(4,869.7)	(5,493.4)	(6,846.1)
Fiscal incentive reserve
Investments reserve
Balance	47,982.8	46,651.3	50,333.7
Net income reserves, investment reserve [member]
Statement Line Items [Line Items]
Balance	3,859.9	2,141.2
Interest on own capital	(3,770.1)
Destination of net income		1,718.6
Fiscal incentive reserve
Investments reserve	1,177.9
Balance	1,267.7	3,859.9	2,141.2
Net income reserves, statutory reserve [member]
Statement Line Items [Line Items]
Balance	4.5	4.5
Interest on own capital
Destination of net income
Fiscal incentive reserve
Investments reserve
Balance	4.5	4.5	4.5
Net income reserves, fiscal incentive [member]
Statement Line Items [Line Items]
Balance	5,835.7	4,016.2
Interest on own capital
Destination of net income		1,819.5
Fiscal incentive reserve	1,552.3
Investments reserve
Balance	7,388.0	5,835.7	4,016.2
Net income reserves, interest on capital and dividends proposed [member]
Statement Line Items [Line Items]
Balance		2,039.2
Interest on own capital		(2,039.2)
Destination of net income
Fiscal incentive reserve
Investments reserve
Balance			2,039.2
Net income reserves [member]
Statement Line Items [Line Items]
Balance	9,700.1	8,201.2	4,883.8
Interest on own capital	(3,770.1)	(2,039.2)	(1,979.8)
Destination of net income		3,538.1
Fiscal incentive reserve	1,552.3	1,819.5	1,143.6
Investments reserve	1,177.9	1,718.6	2,114.4
Balance	R$ 8,660.2	R$ 9,700.1	R$ 8,201.2